                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]:  Amendment Number: _____

 This Amendment (Check only one.):          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. Stern
Title: Managing Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:

       /s/ Thomas D. Stern            New York, New York     February 12, 2003
---------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $1,826,533 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

---------------------------------------------------------------------------------------------------------------------------
COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
---------------------------------------------------------------------------------------------------------------------------
                  TITLE OF                  VALUE    SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER      CLASS      CUSIP      (x $1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS      SOLE      SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA    COM       462846 10 6   415,131  12,575,919  SH            SOLE                12,575,919
------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP
AMER HOLDINGS      COM NEW   50540R 40 9   314,476  13,531,687  SH            SOLE                13,531,687
------------------------------------------------------------------------------------------------------------------------
ENCANA CORP        COM       292505 10 4   299,918   9,643,651  SH            SOLE                 9,643,651
------------------------------------------------------------------------------------------------------------------------
SHAW COMMUNI-
CATIONS INC        CL B      82028K 20 0   276,501  26,896,973  SH            SOLE                26,896,973
------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW   CL A SPL  20030N 20 0   258,609  11,447,955  SH            SOLE                11,447,955
------------------------------------------------------------------------------------------------------------------------
CITIZENS COMMUNI-
CATIONS CO         COM       17453B 10 1   169,566  16,072,575  SH            SOLE                16,072,575
------------------------------------------------------------------------------------------------------------------------
YANKEE CANDLE INC  COM       984757 10 4    88,655   5,540,944  SH            SOLE                 5,540,944
------------------------------------------------------------------------------------------------------------------------
NEWHALL LAND &
FARMING CO CA      DEPOSIT-
                   ARY REC   651426 10 8     3,677     127,900  SH            SOLE                   127,900
---------------------------------------------------------------------------------------------------------------------------